Investments in associates (Tables)	6 Months Ended
Jun. 30, 2019
Investments accounted for using equity method [abstract]
Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates

A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2019			2018
Million US dollar	AB InBev Efes	Castel	Efes	AB InBev Efes	Castel	Efes
Balance at 1 January	1 159	3 279	479	—	3 480	694
Effect of movements in foreign exchange	—	(18)	(39)	—	(87)	(116)
Acquisitions	—	—	—	1 150	—	—
Dividends received	(14)	(88)	(15)	—	(18)	—
Share of results of associates	(10)	56	(5)	(2)	76	(27)

Balance at 30 June	1 135	3 229	420	1 148	3 451	551